Leases	12 Months Ended
Dec. 31, 2023
Leases
Leases

Note 12 – Leases

As of December 31, 2023, the company has four separate operating lease agreements for three office space in Malaysia with a term of three years, and one operating land lease in Malaysia (USM Penang) with a term of 20 years. The company accounts for the lease and non-lease components of its leases as a single lease component. Lease expense is recognized on a straight-line basis over the lease term.

Operating lease right-of-use (“ROU”) assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease terms. ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make the lease payments arising from the lease. Generally, the implicit rate of interest (“discount rate”) in arrangements is not readily determinable and the Company utilizes its incremental borrowing rate in determining the present value of lease payments. The Company’s incremental borrowing rate is a hypothetical rate based on its understanding of what its credit rating would be. The operating lease ROU asset includes any lease payment made and excludes lease incentives.

The components of operating lease cost and supplemental cash flow information related to leases are as follows:

December 31, 2023
(Audited)
Other Information
Cash paid for amounts included in the measurement of lease liabilities	$24,035
Weighted average remaining lease term – operating leases (in years)	17.17
Average discount rate – operating leases	6.35 – 6.85%

The supplemental balance sheet information related to lease is as follows:

December 31, 2023
(Audited)
Non – current assets
Right -of -use assets	$408,699

Current liabilities
Operating lease liabilities	$20,160
Non - Current liabilities
Operating lease liabilities	$463,944

As of December 31, 2023 operating lease right of use asset as follow:

December 31, 2023
(Audited)
Initial recognition as of April 8, 2022	$470,708
Less: Accumulated amortization	$(23,818)
Foreign exchange translation gain	$67
Balance as of December 31, 2022	$446,957
Addition	$20,055
Remeasurement	$(6,087)
Less: Accumulated amortization	$(34,970)
Foreign exchange translation loss	$(17,256)
Balance as of December 31, 2023	$408,699

As of December 31, 2023, operating lease liability as follow:

December 31, 2023
(Audited)
Initial recognition as of April 8, 2022	$470,708
Add: Finance cost	$22,703
Less: Repayment of lease liabilities	$(10,722)
Foreign exchange translation loss	$(34)
Balance as of December 31, 2022	$482,655
Add: Finance cost	$30,397
Add: Additions	$20,055
Less: Repayment of lease liabilities	$(24,035)
Remeasurement	$(6,087)
Foreign exchange translation loss	$(18,881)
Balance as of December 31, 2023	$484,104